Net Loss Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Loss Per Common Share
Net Loss Per Common Share

4. Net Loss Per Common Share

        Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted average common shares outstanding during the period. For the periods where there is a net loss attributable to common shareholders, the outstanding shares of preferred stock, stock options, unvested restricted stock, and warrants have been excluded from the calculation of diluted loss per common shareholder because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted loss per share would be the same. The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Nine months ended September 30,
	2013	2012
Basic and diluted net loss per common share calculation:
Net loss	$(30,757)	$(10,731)
Accretion of preferred stock dividends	(5,891)	(5,288)

Net loss attributable to common shareholders	$(36,648)	$(16,019)

Weighted average common shares outstanding	1,579	1,447

Net loss per share of common stock—basic and diluted	$(23.21)	$(11.07)

        The following potentially dilutive securities have been excluded from the computations of diluted weighted average shares outstanding for the periods presented, as they would be anti-dilutive:

	As of September 30,
	2013	2012
Redeemable convertible preferred stock	—	16,513
Options outstanding	2,620	1,301
Warrants	101	78

Total	2,721	17,892

3. Net Loss Per Common Share

        Basic and diluted net loss per common share is determined by dividing net loss applicable to common stockholders by the weighted average common shares outstanding during the period. For the periods where there is a net loss attributable to common stockholders, the outstanding shares of Preferred Stock, options, unvested restricted stock and warrants have been excluded from the calculation of diluted loss per common stockholder because their effect would be anti-dilutive. Therefore, the weighted average shares used to calculate both basic and diluted loss per share would be the same. The following table sets forth the computation of basic and diluted net loss per share for the periods indicated.

	Year Ended December 31,
	2012	2011
Basic and diluted net loss per common share calculation:
Net loss	$(14,562)	$(18,633)
Accretion of preferred stock dividends	(7,063)	(6,838)

Net loss attributable to common shareholders	$(21,625)	$(25,471)

Weighted average common shares outstanding	1,452	1,394

Net loss per share of common stock—basic and diluted	$(14.89)	$(18.27)

        The following potentially dilutive securities outstanding at December, 31, 2012 and 2011, have been excluded from the computation of diluted weighted shares outstanding, as they would be anti-dilutive

	Year Ended December 31,
	2012	2011
Redeemable convertible preferred stock	16,663	16,064
Unvested restricted stock	—	18
Options outstanding	1,344	1,113
Warrants	95	38

Total	18,102	17,233